Share-based Payments - Summary of Changes in Stock Options and Restricted Stock Units (Detail)	6 Months Ended
Jun. 30, 2023 shares € / shares
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	3,181,538
Granted	846,000
Exercised	0
Forfeited	(42,875)
Ending balance	3,984,663
Beginning balance, Weighted average | € / shares	€ 10.95
Granted , Weighted average | € / shares	8.05
Exercised , Weighted average | € / shares	0
Forfeited , Weighted average | € / shares	11.28
Ending balance , Weighted average | € / shares	€ 10.34
Restricted Stock Units [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	795,694
Granted	413,988
Exercised	(73,410)
Forfeited	(49,937)
Ending balance	1,086,335